Group information	6 Months Ended
Jun. 30, 2025
Group information

20. Group information

Subsidiaries

The consolidated financial statements of the Group include :

		Place of	Effective equity held by the Group
		incorporation
Name of subsidiary	Principal activities	and business
			2025	2024
			%	%
Held by the Company
Environmental Solutions Group Holdings Limited	Investment holding company	Cayman Island	100	100

Held by Subsidiary
Environmental Solutions Asia Holdings Limited	Investment holding company	British Virgin Islands	100	100

Environmental Solutions (Asia) Pte Ltd	Waste management and recycling of industrial wastes	Singapore	100	100
ESG Chemicals Sdn. Bhd	Warehousing and distribution of circular products	Malaysia	100	100